UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Greenlight Capital, Inc.
Address: 140 East 45th Street
         24th Floor
         New York, New York  10017

13F File Number:  28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Roitman
Title:     Chief Operating Officer
Phone:     212.973.1900

Signature, Place, and Date of Signing:

     Daniel Roitman     New York, New York     February 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     54

Form13F Information Table Value Total:     $2,858,410 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


1    28-                           DME Advisors, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   269987  4899061 SH       SOLE                  4899061
AMERIPRISE FINL INC            COM              03076C106    38274   694500 SH       SOLE    1              694500
BEAR STEARNS COS INC           COM              073902958    93051  1054400 SH  PUT  SOLE                  1054400
BEAR STEARNS COS INC           COM              073902958    12849   145600 SH  PUT  SOLE    1              145600
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9     2592  3650400 PRN      SOLE                  3650400
BEAZER HOMES USA INC           NOTE 4.625% 6/1  07556QAL9      365   514600 PRN      SOLE    1              514600
BIOFUEL ENERGY CORP            COM              09064Y109    42845  6094661 SH       SOLE                  6094661
BIOFUEL ENERGY CORP            COM              09064Y109    10176  1447443 SH       SOLE    1             1447443
COVIDIEN LTD                   COM              G2552X108   131975  2979800 SH       SOLE                  2979800
COVIDIEN LTD                   COM              G2552X108    18611   420200 SH       SOLE    1              420200
DISCOVER FINL SVCS             COM              254709108    36165  2398198 SH       SOLE                  2398198
DISCOVER FINL SVCS             COM              254709108     5138   340702 SH       SOLE    1              340702
EINSTEIN NOAH REST GROUP INC   COM              28257U104   181200  9983469 SH       SOLE                  9983469
EINSTEIN NOAH REST GROUP INC   COM              28257U104    13613   750000 SH       SOLE    1              750000
EMPLOYERS HOLDINGS INC         COM              292218104    36598  2190200 SH       SOLE                  2190200
EMPLOYERS HOLDINGS INC         COM              292218104     2253   134800 SH       SOLE    1              134800
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109    17081  1711510 SH       SOLE                  1711510
FLAMEL TECHNOLOGIES SA         SPONSORED ADR    338488109     1751   175498 SH       SOLE    1              175498
GOLDMAN SACHS GROUP INC        COM              38141G954    37655   175100 SH  PUT  SOLE                   175100
GOLDMAN SACHS GROUP INC        COM              38141G954     5355    24900 SH  PUT  SOLE    1               24900
GUARANTY FINL GROUP INC        COM              40108N106    14184   886500 SH       SOLE                   886500
GUARANTY FINL GROUP INC        COM              40108N106     2017   126074 SH       SOLE    1              126074
HEALTH MGMT ASSOC INC NEW      CL A             421933102    50772  8490239 SH       SOLE                  8490239
HEALTH MGMT ASSOC INC NEW      CL A             421933102     7234  1209761 SH       SOLE    1             1209761
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107   328856  7924253 SH       SOLE                  7924253
HELIX ENERGY SOLUTIONS GRP I   COM              42330P107    49624  1195747 SH       SOLE    1             1195747
M D C HLDGS INC                COM              552676108   152396  4104400 SH       SOLE                  4104400
M D C HLDGS INC                COM              552676108    12090   325600 SH       SOLE    1              325600
MERCER INTL INC                COM              588056101     3586   457945 SH       SOLE                   457945
MERCER INTL INC                NOTE 8.500%10/1  588056AG6    17757 15500000 PRN      SOLE                 15500000
MI DEVS INC                    CL A SUB VTG     55304X104   131825  4730000 SH       SOLE                  4730000
MI DEVS INC                    CL A SUB VTG     55304X104     6828   245000 SH       SOLE    1              245000
MICROSOFT CORP                 COM              594918104   295893  8311600 SH       SOLE                  8311600
MICROSOFT CORP                 COM              594918104    44087  1238400 SH       SOLE    1             1238400
MICROSOFT CORP                 COM              594918904    43055  1209400 SH  CALL SOLE                  1209400
MICROSOFT CORP                 COM              594918904     3047    85600 SH  CALL SOLE    1               85600
PHARMERICA CORP                COM              71714F104     1211    87223 SH       SOLE                    87223
PHARMERICA CORP                COM              71714F104      172    12400 SH       SOLE    1               12400
SAIC INC                       COM              78390X101   119332  5931005 SH       SOLE                  5931005
SAIC INC                       COM              78390X101    19931   990589 SH       SOLE    1              990589
SCOTTISH RE GROUP LIMITED      SHS              G73537410     1345  1843110 SH       SOLE                  1843110
SCOTTISH RE GROUP LIMITED      SHS              G73537410       69    94600 SH       SOLE    1               94600
TARGET CORP                    COM              87612E106   259068  5181366 SH       SOLE                  5181366
TARGET CORP                    COM              87612E106    36804   736075 SH       SOLE    1              736075
TRIPLE-S MGMT CORP             CL B             896749108    22120  1094500 SH       SOLE                  1094500
TRIPLE-S MGMT CORP             CL B             896749108     3143   155500 SH       SOLE    1              155500
URS CORP NEW                   COM              903236107   115731  2130154 SH       SOLE                  2130154
URS CORP NEW                   COM              903236107     8653   159259 SH       SOLE    1              159259
US BIOENERGY CORP              COM              90342V109    22364  1909827 SH       SOLE                  1909827
US BIOENERGY CORP              COM              90342V109     3186   272041 SH       SOLE    1              272041
WALGREEN CO                    COM              931422109    66682  1751100 SH       SOLE                  1751100
WALGREEN CO                    COM              931422109     9478   248900 SH       SOLE    1              248900
WALTER INDS INC                COM              93317Q105    42325  1177995 SH       SOLE                  1177995
WALTER INDS INC                COM              93317Q105     6011   167300 SH       SOLE    1              167300